UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               November 14, 2012
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $455,299
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
BABCOCK & WILCOX CO NEW      COM              05615F102   11,462     450,000   SH          SOLE     NONE    450,000
BP PLC                       SPONSORED ADR    055622104   25,416       6,000   SH   CALL   SOLE     NONE      6,000
CINCINNATI BELL INC NEW      COM              171871106   50,445   8,850,000   SH          SOLE     NONE  8,850,000
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402   15,375   2,500,000   SH          SOLE     NONE  2,500,000
ENDEAVOUR INTL CORP          COM NEW          29259G200    9,670   1,000,000   SH          SOLE     NONE  1,000,000
ENDEAVOUR INTL CORP          COM NEW          29259G200    1,934       2,000   SH   CALL   SOLE     NONE      2,000
FERRO CORP                   COM              315405100    3,430   1,000,000   SH          SOLE     NONE  1,000,000
FIFTH & PAC COS INC          COM              316645100    7,668     600,000   SH          SOLE     NONE    600,000
FIRST SOLAR INC              COM              336433107   13,287       6,000   SH   PUT    SOLE     NONE      6,000
GRAPHIC PACKAGING HLDG CO    COM              388689101   14,238   2,450,650   SH          SOLE     NONE  2,450,650
ISHARES INC                  MSCI GERMAN      464286806    7,900     350,000   SH          SOLE     NONE    350,000
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    4,188   1,200,000   SH   CALL   SOLE     NONE  1,200,000
KINROSS GOLD CORP            COM NO PAR       496902404   10,210   1,000,000   SH          SOLE     NONE  1,000,000
LSB INDS INC                 COM              502160104   12,196     278,000   SH          SOLE     NONE    278,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   21,476     400,000   SH          SOLE     NONE    400,000
MERCER INTL INC              COM              588056101   11,811   1,583,200   SH          SOLE     NONE  1,583,200
MOSAIC CO NEW                COM              61945C103   18,435     320,000   SH          SOLE     NONE    320,000
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201    1,550      37,800   SH          SOLE     NONE     37,800
PAN AMERICAN SILVER CORP     COM              697900108   12,864     600,000   SH          SOLE     NONE    600,000
PETROBRAS ARGENTINA S A      SPONS ADR        71646J109    6,222     677,026   SH          SOLE     NONE    677,026
RADIAN GROUP INC             COM              750236101    3,447     794,200   SH          SOLE     NONE    794,200
RITE AID CORP                COM              767754104   23,400  20,000,000   SH          SOLE     NONE 20,000,000
SANOFI                       RIGHT 12/31/2020 80105N113    6,720   4,000,000   SH          SOLE     NONE  4,000,000
SPDR GOLD TRUST              GOLD SHS         78463V107   61,880     360,000   SH          SOLE     NONE    360,000
SPDR GOLD TRUST              GOLD SHS         78463V107   77,351       4,500   SH   CALL   SOLE     NONE      4,500
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1  86800CAE4    2,424   5,000,000   PRN         SOLE     NONE  5,000,000
TALISMAN ENERGY INC          COM              87425E103    3,330     250,000   SH          SOLE     NONE    250,000
THQ INC                      NOTE 5.000% 8/1  872443AB2    5,175   9,000,000   PRN         SOLE     NONE  9,000,000
TIMKEN CO                    COM              887389104    2,787      75,000   SH          SOLE     NONE     75,000
TOWERSTREAM CORP             COM              892000100    1,208     297,500   SH          SOLE     NONE    297,500
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    7,800     600,000   SH          SOLE     NONE    600,000